Long-term Payables - Other	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Long-term Payables - Other
18.	Long-term Payables — Other

(1)	Long-term payables — other as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Payables related to acquisition of frequency usage rights	￦	1,328,630	1,602,943
Other(*)		18,133	21,647

	￦	1,346,763	1,624,590

(*)	Other includes other long-term employee compensation liabilities.

(2)	As of December 31, 2017 and 2016, details of long-term payables — other which consist of payables related to the acquisition of frequency usage rights are as follows (See Note 16):

(In millions of won)
	December 31, 2017		December 31, 2016
Long-term payables — other	￦	1,710,255	2,013,122
Present value discount on long-term payables — other		(79,874)	(108,406)

		1,630,381	1,904,716
Less current portion of long-term payables — other		(301,751)	(301,773)

Carrying amount at December 31	￦	1,328,630	1,602,943

(3)	The repayment schedule of the principal amount of long-term payables — other related to acquisition of frequency usage rights as of December 31, 2017 is as follows:

(In millions of won)
	Amount
Less than 1 year	￦	302,867
1~3 years		605,734
3~5 years		402,624
More than 5 years		399,030

	￦	1,710,255